ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the provisional amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration paid and transaction costs incurred:

(US$ Millions)	GGP
Investment properties	$17,991
Equity accounted investments	10,829
Property, plant and equipment	56
Accounts receivable and other	592
Cash and cash equivalents	424
Total assets	29,892
Less:
Debt obligations	(13,147)
Accounts payable and other	(691)
Deferred tax liabilities	(11)
Non-controlling interests(1)	(1,882)
Net assets acquired	$14,161
Consideration(2)	$13,240
Transaction costs	32

(1)	Includes non-controlling interests in a subsidiary of BPR measured as the proportionate share of the fair value of the entity’s net assets on the date of acquisition.

(2)	Includes the acquisition date fair value of the partnership’s previously held equity interest in GGP of $7,843 million.
The following table summarizes the impact of business combinations during the year ended December 31, 2017:

(US$ Millions)	Manufactured Housing(3)	TA Office(3)	One Post Street(3)	Student Housing(3)	Mumbai Office Portfolio(3)	Houston Center(3)	Toronto Hotel(3)	Towers @ 2nd(3)	Other	Total
Investment properties	$2,107	$235	$245	$392	$679	$825	$—	$128	$1,014	$5,625
Property, plant and equipment	—	—	—	—	—	—	281	—	—	281
Accounts receivable and other	79	5	—	—	12	22	4	—	14	136
Cash and cash equivalents	16	—	4	—	11	—	—	2	5	38
Intangible assets	—	—	—	—	—	—	—	—	—	—
Total assets	2,202	240	249	392	702	847	285	130	1,033	6,080
Less:
Non-recourse borrowings	(1,261)	—	—	—	(511)	—	—	—	—	(1,772)
Accounts payable and other	(36)	(13)	(2)	(7)	(44)	(28)	—	(3)	(3)	(136)
Deferred income tax liabilities	—	—	—	—	(45)	—	—	—	—	(45)
Non-controlling interests(1)	(30)	—	(94)	—	—	—	—	—	—	(124)
Net assets acquired	$875	$227	$153	$385	$102	$819	$285	$127	$1,030	$4,003
Consideration(2)	$768	$214	$153	$358	$102	$819	$270	$127	$1,022	$3,833
Transaction costs	$16	$3	$—	$6	$—	$5	$11	$—	$22	$63

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

(3)	The partnership has completed the purchase price allocation for the acquisition. No material changes were made to the provisional purchase price allocation.

The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration and transaction costs incurred:

(US$ Millions)	Extended- Stay Hotel Portfolio	UK Student Housing IV	666 Fifth Avenue(3)	Forest City(4)	Other	Total
Date of acquisition	2/1/2018	2/1/2018	8/3/2018	12/7/2018	Various
Investment properties	$—	$742	$1,292	$9,397	$3,846	$15,277
Property, plant and equipment	768	2	—	—	922	1,692
Equity accounted investments	5	—	—	1,467	79	1,551
Goodwill	—	—	—	—	96	96
Intangible assets	—	—	—	—	54	54
Accounts receivable and other	2	53	11	1,049	944	2,059
Cash and cash equivalents	2	18	—	451	168	639
Total assets	777	815	1,303	12,364	6,109	21,368
Less:
Debt obligations	—	—	—	(3,664)	(1,504)	(5,168)
Accounts payable and other	(13)	(63)	(4)	(1,119)	(283)	(1,482)
Deferred tax liabilities	—	—	—	—	(47)	(47)
Non-controlling interests(1)	—	—	—	(633)	(88)	(721)
Net assets acquired	$764	$752	$1,299	$6,948	$4,187	$13,950
Consideration(2)	$764	$752	$1,299	$6,948	$3,948	$13,711
Transaction costs	$9	$7	$44	$202	$67	$329

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

(3)	The valuation of the investment property and certain liabilities was still under evaluation by the partnership. Accordingly, this business combination has been accounted for on a provisional basis.

(4)
The valuation of the investment property, equity accounted investments, debt obligation, working capital and non-controlling interests assumed was still under evaluation by the partnership. Accordingly, this business combination has been accounted for on a provisional basis.